Financial instruments - Changes in cash flow hedges and excluded forward element (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Change in fair value of cash flow hedges	$ (276,619)	$ (27,742)
Forward element excluded from hedging relationships	(33,837)	406,029
Changes in cash flow hedges and excluded forward element	$ (310,456)	$ 378,287